Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2021	Jun. 30, 2020 [1]	Jun. 30, 2019 [1]
Current Assets
Cash	$ 46,441,482	$ 29,824,146	$ 21,280,631
Short-term investments	143,914	15,140,719	8,361,655
Receivables	343,608	303,488	198,364
Deposits and prepayments	523,141	163,500	108,787
Assets held for distribution		8,695,312
Total current assets	47,452,145	54,127,165	29,949,437
Non-current assets
Reclamation deposits			11,519
Other tax receivable	2,216,392	2,100,430	1,375,956
Equity investments	496,526	4,111,822	3,905,320
Plant and equipment	1,118,639	1,127,034	1,001,606
Mineral property interests	75,535,422	69,745,800	58,696,480
TOTAL ASSETS	126,819,124	131,212,251	94,940,318
Current Liabilities
Accounts payable and accrued liabilities	1,044,189	1,154,593	1,238,944
Payable for mineral property acquisition		193,073	301,582
Due to a related party	50,378	62,182	68,151
Liabilities held for distribution		89,653
Total Current Liabilities	1,094,567	1,499,501	1,608,677
Non-Current Liabilities
Payable for mineral property acquisition			201,054
Total liabilities	1,094,567	1,499,501	1,809,731
Equity
Share capital	149,629,543	145,904,310	114,621,944
Share-based payment reserve	16,564,197	16,813,906	15,265,578
Accumulated other comprehensive income	13,641,379	7,669,888	9,797,021
Deficit	(54,106,972)	(40,633,984)	(46,541,710)
Total equity attributable to the equity holders of the Company	125,728,147	129,754,120	93,142,833
Non-controlling interests	(3,590)	(41,370)	(12,246)
Total equity	125,724,557	129,712,750	93,130,587
Total liabilities and equity	$ 126,819,124	$ 131,212,251	$ 94,940,318

[1]	Restated for change in presentation currency (note 2(c))